Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Commercial Real Estate Loan Types

The table below provides additional detail regarding commercial real estate loan types:

(In Millions)	2011	2010
Commercial Mortgages:
Office	$615.6	$605.3
Apartment/ Multi-family	656.3	572.4
Retail	523.1	517.8
Industrial/ Warehouse	357.7	383.7
Other	133.3	193.7

Total Commercial Mortgages	2,286.0	2,272.9
Construction, Acquisition and Development Loans	450.1	591.8
Single Family Investment	161.4	246.8
Other Commercial Real Estate Related	84.2	130.9

Total Commercial Real Estate Loans	$2,981.7	$3,242.4